Shareholders' Equity (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividends Payable [Line Items]
Dividends, Total	$ 8,945,377	$ 12,622,128	$ 3,880,406
September 2, 2011 [Member]
Dividends Payable [Line Items]
Dividends, Total	3,880,406
April 18, 2012 [Member]
Dividends Payable [Line Items]
Dividends, Total	7,527,988
August 31, 2012 [Member]
Dividends Payable [Line Items]
Dividends, Total	5,094,140
April 26, 2013 [Member]
Dividends Payable [Line Items]
Dividends, Total	4,142,199
September 20, 2013 [Member]
Dividends Payable [Line Items]
Dividends, Total	$ 4,803,178